Fair Value of Financial Instruments - Summary of Financial Instruments Measured at Fair Value (Details) - CAD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets	$ 5,502,830	$ 1,886,510
Financial Liabilities	1,112,783	333,584
Level 3 | Contingent consideration payable
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	28,137	21,333	$ 13,221
At fair value | Contingent consideration payable
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	28,137	21,333
At fair value | Derivative liability
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	177,395
At fair value | Marketable securities
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets	143,248	59,188
At fair value | Derivative assets
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets	86,409	124,942
At fair value | Level 1 | Contingent consideration payable
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	0	0
At fair value | Level 1 | Derivative liability
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	0
At fair value | Level 1 | Marketable securities
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets	142,248	59,188
At fair value | Level 1 | Derivative assets
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets	0	0
At fair value | Level 2 | Contingent consideration payable
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	0	0
At fair value | Level 2 | Derivative liability
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	177,395
At fair value | Level 2 | Marketable securities
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets	0	0
At fair value | Level 2 | Derivative assets
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets	64,001	120,102
At fair value | Level 3 | Contingent consideration payable
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	28,137	21,333
At fair value | Level 3 | Derivative liability
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	0
At fair value | Level 3 | Marketable securities
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets	1,000	0
At fair value | Level 3 | Derivative assets
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets	$ 22,408	$ 4,840